DEBENTURES	12 Months Ended
Dec. 31, 2019
Notes Payable [Abstract]
DEBENTURES
NOTE 10      -         DEBENTURES

A.	Composition by Repayment Schedule:

	As of December 31, 2019
	Interest rate	2020	2021	2022	2023	Total
Debentures Series G (see B below)	2.79%	$38,690	$38,690	$38,690	$19,347	$135,417
Accretion of carrying amount to principal amount						(3,134)
Carrying amount						$132,283

	As of December 31, 2018
	Interest rate	2019	2020	2021	2022	2023	Total
Debentures Series G (see B below)	2.79%	$--	$35,676	$35,676	$35,676	$17,839	$124,867
Accretion of carrying amount to principal amount							(4,697)
Carrying amount							$120,170

B.	Debentures Series G

In June 2016, Tower raised approximately $115,000 through the issuance of long-term unsecured non-convertible debentures (“Series G Debentures”).

The Series G Debentures are payable in seven semi-annual consecutive equal installments from March 2020 to March 2023 and carrying an annual interest rate of 2.79%, payable semi-annually. The principal and interest amounts are denominated in NIS and are not linked to any index or to any other currency. The Company entered into hedging transactions to mitigate the foreign exchange rate differences on the principal and interest using a cross currency swap.

As of December 31, 2019 and 2018, the outstanding principal amount of Series G Debentures was NIS 468,000 (approximately $135,000 and $125,000 as of December 31, 2019 and December 31, 2018, respectively), with related hedging transactions net asset fair value of approximately $16,000 and $5,000, respectively. The changes in the fair value of outstanding principal amount of the debentures and in the fair value of the hedging transaction, are attributed to the corresponding changes in the exchange rates during the reported periods (see Note 12D). The Series G Debentures’ indenture includes customary financial and other terms and conditions, including a negative pledge and financial covenants. As of December 31, 2019, the Company was in compliance with all of the financial covenants under the indenture.